Segmental analysis - Reported external net operating income by country/territory (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue and other operating income	$ 49,552	$ 50,429	$ 56,098
– UK
Disclosure of geographical areas [line items]
Revenue and other operating income	10,909	9,163	9,011
– Hong Kong
Disclosure of geographical areas [line items]
Revenue and other operating income	14,245	15,783	18,449
– US
Disclosure of geographical areas [line items]
Revenue and other operating income	3,795	4,474	4,471
– France
Disclosure of geographical areas [line items]
Revenue and other operating income	2,179	1,753	1,942
– other countries
Disclosure of geographical areas [line items]
Revenue and other operating income	$ 18,424	$ 19,256	$ 22,225